Cover	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	001-36395
Entity Registrant Name	Dare Bioscience, Inc.
Entity Central Index Key	0001401914
Entity Tax Identification Number	20-4139823
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3655 Nobel Drive
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	926-7655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	DARE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false